Stockholders' Equity (Details 3) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of year	79,890	134,150	150,138
Granted	147,088
Exercised
Expired/cancelled	(149,588)	(133,150)	(15,988)
Outstanding, end of year	77,390	79,890	134,150
Exercisable, end of year	77,390	800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning of year	$ 94.51	$ 85.22	$ 67.99
Granted	0.98
Exercised
Expired/cancelled		91.43	82.26
Outstanding, end of year	95.27	94.51	$ 85.22
Exercisable, end of year	$ 95.27	$ 75.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Life [Roll Forward]
Outstanding, beginning of year	3 years 7 months 6 days
Granted/vested	9 years 6 months
Outstanding, end of year	3 years 7 months 6 days
Exercisable, end of year	3 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Aggregate Intrinsic Value [Roll Forward]
Outstanding. beginning of year
Exercised
Outstanding. ending of year
Exercisable, end of year